Results related to derecognition of financial liabilities (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Results related to derecognition of financial liabilities
Gain on waivers of Amylon convertible loans			€ 1,866	€ 1,144
Loss on extinguishment of Pontifax and Kreos convertible loans				(4,016)
Total results related to derecognition of financial liabilities	€ 1,357	€ (4,016)	€ 1,866	€ (2,872)